Share-based compensation - Number of option and exercise price (Details)	12 Months Ended
	Dec. 31, 2023 Option shares $ / shares	Dec. 31, 2022 Option shares $ / shares	Dec. 31, 2021 Option $ / shares
Share-based compensation
Granted, Number of options | shares	879,771	2,358,458
Weighted average share price		$ 2.94
2018 Stock Option Plan
Share-based compensation
Outstanding at Beginning, Number of options | Option	600,457	620,347
Exercised, Number of options | Option		(16,073)
Lapsed, Number of options | Option		778
Forfeited, Number of options | Option		(3,039)
Outstanding at ending, Number of options | Option	600,457	600,457	620,347
Exercisable, Number of options | Option	488,972
Outstanding at Beginning, Weighted average exercise price	$ 0.01	$ 0.01
Exercised, Weighted average exercise price		0.01
Lapsed, Weighted average exercise price.		0.01
Forfeited, Weighted average exercise price		0.01
Outstanding at ending, Weighted average exercise price	0.01	$ 0.01	$ 0.01
2018 Stock Option Plan | Bottom of range
Share-based compensation
Exercised, Weighted average exercise price	0.01
2018 Stock Option Plan | Top of range
Share-based compensation
Exercised, Weighted average exercise price	$ 15.00
2020 U.S. Stock Option Plan,
Share-based compensation
Outstanding at Beginning, Number of options | Option	1,272,079	1,563,136
Exercised, Number of options | Option		(6,124)
Lapsed, Number of options | Option	153,389	72,773
Forfeited, Number of options | Option	(118,935)	(212,160)
Outstanding at ending, Number of options | Option	999,755	1,272,079	1,563,136
Exercisable, Number of options | Option	792,401
Outstanding at Beginning, Weighted average exercise price	$ 4.22	$ 5.90
Exercised, Weighted average exercise price		2.76
Lapsed, Weighted average exercise price.	3.75	15.00
Forfeited, Weighted average exercise price	2.76	12.96
Outstanding at ending, Weighted average exercise price	$ 4.46	$ 4.22	$ 5.90
Outstanding, Weighted average remaining contractual term	7 years 14 days	7 years 9 months 29 days	8 years 10 months 24 days
2021 Long-term Incentive Option Plan
Share-based compensation
Outstanding at Beginning, Number of options | Option	3,407,594	1,307,150
Granted, Number of options	879,771	2,358,458
Lapsed, Number of options | Option	204,639	20,419
Forfeited, Number of options | Option	(422,420)	(237,595)
Outstanding at ending, Number of options	3,660,306	3,407,594	1,307,150
Exercisable, Number of options | Option	1,158,244
Outstanding at Beginning, Weighted average exercise price	$ 4.66	$ 6.03
Granted, Weighted average exercise price	3.17	4.01
Lapsed, Weighted average exercise price.	5.69	5.16
Forfeited, Weighted average exercise price	4.50	5.80
Outstanding at ending, Weighted average exercise price	$ 4.27	$ 4.66	$ 6.03
Outstanding, Weighted average remaining contractual term	8 years 8 months 23 days	9 years 6 months 14 days	9 years 10 months 24 days
Granted, Weighted average remaining contractual term	9 years 1 month 20 days	9 years 9 months 14 days